Summary of Significant Accounting Policies (Details Narrative)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Segment	Jun. 30, 2026 USD ($) Segment	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	May 08, 2026 USD ($)
Product Information [Line Items]
Number of operating segment | Segment			1
Number of reportable segment | Segment			1
Deferred transaction costs			$ 1,002,000			$ 1,002,000
Revenues	31,138,000	$ 8,423,000		42,094,000	$ 12,563,000
Deferred transaction costs								$ 1,908,000
Digital assets held	$ 0		0	$ 0		0
Single Reportable Segment [Member]
Product Information [Line Items]
Number of reportable segment | Segment				1
Boost Run Holdings LLC [Member]
Product Information [Line Items]
Deferred transaction costs			$ 1,002,000			1,002,000
Revenues						26,887,000	$ 7,935,000
Boost Run Holdings LLC [Member] | USD Coin [Member]
Product Information [Line Items]
Revenues						$ 0
Three Customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Boost Run Holdings LLC [Member]
Product Information [Line Items]
Concentration risk, percentage						76.00%	94.00%
Three Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Boost Run Holdings LLC [Member]
Product Information [Line Items]
Concentration risk, percentage						95.00%
One Customer [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Boost Run Holdings LLC [Member]
Product Information [Line Items]
Concentration risk, percentage							89.00%